Property, Plant and Equipment - Composition of Assets, Grouped by Major Classifications (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Cost:
Property plant and equipment, Gross	$ 131,328	$ 125,053
Less - accumulated depreciation and amortization	103,613	100,494
Property plant and equipment, Net	27,715	24,559	[1]	26,552
Machinery and Equipment [Member]
Cost:
Property plant and equipment, Gross	29,399	28,638
Leasehold Improvements [Member]
Cost:
Property plant and equipment, Gross	42,994	39,925
Land and Buildings [Member]
Cost:
Property plant and equipment, Gross	5,928	5,928
Office Furniture, Equipment [Member]
Cost:
Property plant and equipment, Gross	10,141	10,009
Computer Equipment [Member]
Cost:
Property plant and equipment, Gross	42,380	40,080
Vehicles [Member]
Cost:
Property plant and equipment, Gross	$ 486	$ 473

[1]	See Note 1a(ii).